Share Based Compensation Expenses (Details) - Schedule of Stock Option Activity	12 Months Ended
Mar. 31, 2024 $ / shares shares
Schedule of Stock Option Activity [Abstract]
Number of Options Granted | shares	1,562,500
Weighted Average Exercise Price Granted | $ / shares	$ 2
Number of Options Forfeiture | shares	(156,250)
Weighted Average Exercise Price Forfeiture | $ / shares	$ 2
Number of Options Outstanding | shares	1,406,250
Weighted Average Exercise Price Outstanding | $ / shares	$ 2
Number of Options Exercisable | shares
Weighted Average Exercise Price Exercisable | $ / shares